Income Taxes - Temporary differences (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Property and equipment	$ 12,156	$ 10,684
Prepaid expenses	134	0
Gross deferred tax liabilities	12,290	10,684
Insurance liabilities	184	656
Employee benefits and other	1,627	1,694
Gross deferred tax assets	1,811	2,350
Net deferred tax liability	$ 10,479	$ 8,334